T. ROWE PRICE NEW AMERICA GROWTH FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.3%
COMMUNICATION SERVICES 14.7%
Entertainment 0.8%
Live Nation Entertainment (1)	316,615	21,004
Netflix (1)	82,700	22,132
		43,136
Interactive Media & Services 11.0%
Alphabet, Class C (1)	275,252	335,532
Facebook, Class A (1)	1,013,541	180,492
Snap, Class A (1)	3,384,500	53,475
		569,499
Media 2.9%
Altice USA, Class A (1)	1,759,713	50,468
Comcast, Class A	2,240,300	100,993
		151,461
Total Communication Services		764,096
CONSUMER DISCRETIONARY 12.4%
Hotels, Restaurants & Leisure 2.8%
Marriott International, Class A	218,984	27,235
McDonald's	293,840	63,090
Planet Fitness, Class A (1)	159,800	9,248
Yum! Brands	414,750	47,045
		146,618
Household Durables 0.8%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	4,980,652	40,026
		40,026
Internet & Direct Marketing Retail 6.8%
Alibaba Group Holding, ADR (1)	123,700	20,686
Amazon.com (1)	192,621	334,373
		355,059
Specialty Retail 2.0%
O'Reilly Automotive (1)	134,000	53,400
First Page Footer
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Ross Stores	443,800	48,752
		102,152
Total Consumer Discretionary		643,855
CONSUMER STAPLES 1.1%
Beverages 0.5%
Monster Beverage (1)	459,300	26,667
		26,667
Household Products 0.6%
Essity, B Shares (SEK)	1,014,785	29,610
		29,610
Total Consumer Staples		56,277
FINANCIALS 2.1%
Capital Markets 1.9%
Cboe Global Markets	248,957	28,608
CME Group	138,100	29,186
MarketAxess Holdings	58,464	19,147
Nasdaq	210,138	20,877
		97,818
Consumer Finance 0.2%
SLM	1,163,006	10,263
		10,263
Total Financials		108,081
HEALTH CARE 12.1%
Biotechnology 2.9%
AbbVie	1,417,200	107,310
Argenx, ADR (1)	162,021	18,464
Vertex Pharmaceuticals (1)	139,700	23,668
		149,442
Health Care Equipment & Supplies 4.9%
Becton Dickinson & Company	486,992	123,189
Cooper	164,536	48,867
DexCom (1)	313,300	46,757
Intuitive Surgical (1)	53,458	28,864
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

		Shares	$ Value
	(Cost and value in $000s)
	Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,144
(1)	(2)(3)	2,428,492	9,144
			256,821
	Health Care Providers & Services 3.0%
	Cigna	112,323	17,050
	HCA Healthcare	931,896	112,219
	UnitedHealth Group	115,053	25,003
			154,272
	Health Care Technology 0.8%
	Teladoc Health (1)	578,745	39,193
			39,193
	Pharmaceuticals 0.5%
	Elanco Animal Health (1)	974,775	25,919
			25,919
	Total Health Care		625,647
	INDUSTRIALS & BUSINESS SERVICES 8.2%
	Aerospace & Defense 4.5%
	Airbus (EUR)	250,017	32,460
	Boeing	341,007	129,743
	Northrop Grumman	190,977	71,576
			233,779
	Building Products 0.7%
	Fortune Brands Home & Security	629,076	34,410
			34,410
	Industrial Conglomerates 1.3%
	General Electric	3,527,424	31,535
	Roper Technologies	105,200	37,515
			69,050
	Machinery 0.4%
	PACCAR	330,044	23,106
			23,106
	Professional Services 1.0%
	Clarivate Analytics (1)	988,489	16,676
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Equifax	241,454	33,965
		50,641
Road & Rail 0.3%
Kansas City Southern	108,298	14,405
		14,405
Total Industrials & Business Services		425,391
INFORMATION TECHNOLOGY 37.6%
Communications Equipment 0.9%
Cisco Systems	965,600	47,710
		47,710
Electronic Equipment, Instruments & Components 0.9%
Hexagon, B Shares (SEK)	660,108	31,797
Littelfuse	73,796	13,085
		44,882
IT Services 13.7%
Black Knight (1)	458,151	27,975
Booz Allen Hamilton Holding	354,705	25,191
EPAM Systems (1)	118,107	21,533
Fidelity National Information Services	459,972	61,066
FleetCor Technologies (1)	496,300	142,329
Global Payments	486,170	77,301
Mastercard, Class A	484,090	131,464
PayPal Holdings (1)	233,755	24,215
StoneCo, Class A (1)	978,309	34,026
Visa, Class A	960,103	165,147
		710,247
Semiconductors & Semiconductor Equipment 5.3%
ASML Holding	71,700	17,812
Maxim Integrated Products	1,136,394	65,808
NVIDIA	120,900	21,045
QUALCOMM	590,884	45,073
Texas Instruments	979,412	126,579
		276,317

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Software 11.9%
Ceridian HCM Holding (1)	898,889	44,378
Intuit	197,875	52,623
Microsoft	2,532,890	352,148
salesforce.com (1)	568,944	84,454
Splunk (1)	411,819	48,537
Temenos (CHF)	76,995	12,893
VMware, Class A	135,307	20,304
		615,337
Technology Hardware, Storage & Peripherals 4.9%
Apple	882,008	197,544
Samsung Electronics (KRW)	1,368,508	56,032
		253,576
Total Information Technology		1,948,069
MATERIALS 2.1%
Chemicals 1.0%
Linde	153,610	29,758
Sherwin-Williams	43,900	24,139
		53,897
Construction Materials 0.7%
Vulcan Materials	237,700	35,950
		35,950
Metals & Mining 0.4%
Southern Copper	516,500	17,628
		17,628
Total Materials		107,475
REAL ESTATE 1.9%
Equity Real Estate Investment Trusts 1.9%
AvalonBay Communities, REIT	206,300	44,423
JBG SMITH Properties, REIT	1,341,404	52,596
Total Real Estate		97,019

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

		Shares	$ Value
	(Cost and value in $000s)
	UTILITIES 4.1%
	Electric Utilities 2.1%
	NextEra Energy	459,616	107,086
			107,086
	Gas Utilities 0.6%
	Atmos Energy	285,060	32,465
			32,465
Multi	-Utilities 1.4%
	Sempra Energy	491,496	72,550
			72,550
	Total Utilities		212,101
	Total Common Stocks (Cost $3,356,779)		4,988,011

	CONVERTIBLE PREFERRED STOCKS 0.3%
	COMMUNICATION SERVICES 0.2%
	Interactive Media & Services 0.2%
	ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,875
(1)	(2)(3)	159,769	7,875
	Total Communication Services		7,875
	INFORMATION TECHNOLOGY 0.1%
	Software 0.1%
	Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $5,997
(1)	(2)(3)	152,384	5,997
	Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $1,007
(1)	(2)(3)	25,588	1,007
	Total Information Technology		7,004
	Total Convertible Preferred Stocks (Cost $14,879)		14,879

SHORT	-TERM INVESTMENTS 3.3%
	Money Market Funds 3.3%
	T. Rowe Price Government Reserve Fund, 2.00% (4)(5)	172,574,234	172,574
	Total Short-Term Investments (Cost $172,574)		172,574

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

Total Investments in Securities 99.9%
(Cost $3,544,232)	$5,175,464
Other Assets Less Liabilities 0.1%	6,563
Net Assets 100.0%	$5,182,027

‡	Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $24,023 and represents 0.5% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
CHF	Swiss Franc
CNH	Offshore China Renminbi
EUR	Euro
KRW	South Korean Won
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 1,037 S&P 500 E-Mini Index contracts	12/19	154,435	$(262)
Net payments (receipts) of variation margin to date			0

Variation margin receivable (payable) on open futures contracts			$(262)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$3,188
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$3,188+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$100,160		¤	¤$	172,574
T. Rowe Price Short-Term
Fund	—		¤	¤	—
$172,574^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,188 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $172,574.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New America Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters.
The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW AMERICA GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the

T. ROWE PRICE NEW AMERICA GROWTH FUND

issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying
Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,776,049$	202,818$	9,144$	4,988,011
Convertible Preferred Stocks	—	—	14,879	14,879
Short-Term Investments	172,574	—	—	172,574
Total	$4,948,623$	202,818$	24,023$	5,175,464
Liabilities
Futures Contracts	$262$	— $	— $	262

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled less than $1,000 for the period ended September
30, 2019.

($000 s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	1/1/19	Period	Purchases	9/30/19
Investment in Securities
Common Stocks	$–	$–	$9,144	$9,144
Convertible
Preferred Stocks	–	–	14,879	14,879

Total	$–	$–	$24,023	$24,023